Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit before tax from continuing operations		$ 3,342	$ 1,664	$ 2,181
Profit before tax from discontinued operations		0	0	117
Profit before tax including discontinued operations		3,342	1,664	2,298
Finance costs (net)		417	490	498
Share of equity accounted investments' (profit)/loss		(55)	118	(81)
(Profit)/loss on disposals		(119)	(9)	191
Group operating profit		3,585	2,263	2,906
Depreciation charge		1,691	1,624	1,721
Amortisation of intangible assets		74	70	66
Impairment charge		0	673	9
Share-based payment expense		110	96	86
Other		21	6	(3)
Net movement on working capital and provisions		(228)	196	(71)
Cash generated from operations		5,253	4,928	4,714
Interest paid (including leases)		(401)	(432)	(469)
Corporation tax paid		(642)	(558)	(364)
Net cash inflow from operating activities		4,210	3,938	3,881
Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)		387	184	2,343
Interest received		0	0	22
Dividends received from equity accounted investments		32	35	39
Purchase of property, plant and equipment		(1,554)	(996)	(1,374)
Acquisition of subsidiaries (net of cash acquired)		(1,494)	(351)	(727)
Other investments and advances		(4)	(1)	(32)
Deferred and contingent acquisition consideration paid		(33)	(54)	(54)
Deferred divestment consideration received		120	123
Net cash (outflow)/inflow from investing activities		(2,546)	(1,060)	217
Cash flows from financing activities
Proceeds from exercise of share options		13	6	22
Transactions involving non-controlling interests		0	0	(21)
Increase in interest-bearing loans and borrowings		0	6,427	106
Net cash flow arising from derivative financial instruments		(37)	26	(40)
Repayment of interest-bearing loans and borrowings		(1,183)	(4,943)	(640)
Repayment of lease liabilities	[1]	(264)	(258)	(356)
Treasury Shares/own shares purchased		(896)	(249)	(954)
Dividends paid to equity holders of the Company		(906)	(707)	(652)
Dividends paid to non-controlling interests		(32)	(15)	(11)
Net cash (outflow)/inflow from financing activities		(3,305)	287	(2,546)
(Decrease)/increase in cash and cash equivalents		(1,641)	3,165	1,552
Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January		7,721	4,218	2,686
Translation adjustment		(297)	338	(20)
(Decrease)/increase in cash and cash equivalents		(1,641)	3,165	1,552
Cash and cash equivalents at 31 December		$ 5,783	$ 7,721	$ 4,218

[1]	Repayment of lease liabilities amounted to $328 million (2020: $326 million; 2019: $433 million), of which $64 million (2020: $68 million; 2019: $77 million) related to interest paid which is presented in cash flows from operating activities.